1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

April 1, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	SEI Daily Income Trust Post-Effective Amendment No. 58 to Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451)

Dear Ladies and Gentlemen:

On behalf of our client, SEI Daily Income Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), Post-Effective Amendment No. 58 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto.

This filing is made pursuant to Rule 485(a)(1) under the Act for the purpose of including summary sections pursuant to new Form N-1A requirements.

If you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact the undersigned at 215.963.5701.

Very truly yours,

/s/ Sofia A. Rosala
Sofia A. Rosala, Esq.

cc: Ms. Julie Vossler